Quarterly Holdings Report
for

Fidelity® Intermediate Treasury Bond Index Fund

November 30, 2019

ITB-QTLY-0120
1.841646.113

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.5%
	Principal Amount	Value
U.S. Treasury Obligations - 99.5%
U.S. Treasury Bonds:
5.25% 11/15/28	$8,521,000	$10,974,116
5.25% 2/15/29	5,368,000	6,954,076
5.5% 8/15/28	4,757,000	6,188,002
6% 2/15/26	6,687,000	8,376,251
6.125% 11/15/27	17,438,000	23,123,060
6.375% 8/15/27	4,370,000	5,829,512
6.5% 11/15/26	3,128,000	4,107,699
6.625% 2/15/27	4,115,000	5,478,094
6.75% 8/15/26	3,119,000	4,110,866
6.875% 8/15/25	3,922,000	5,027,514
7.625% 2/15/25	3,128,000	4,054,914
U.S. Treasury Notes:
1.375% 8/31/26	37,816,000	36,975,480
1.5% 8/15/26	92,712,000	91,400,995
1.625% 2/15/26	83,199,000	82,783,005
1.625% 5/15/26	75,980,000	75,573,388
1.625% 9/30/26	38,962,000	38,704,790
1.625% 10/31/26	40,372,000	40,092,866
1.625% 11/30/26	29,044,000	28,853,399
1.625% 8/15/29 (a)	102,778,000	101,252,389
1.75% 11/15/29	40,252,000	40,146,653
1.875% 6/30/26	48,860,000	49,321,879
1.875% 7/31/26	46,194,000	46,630,677
2% 2/15/25	80,830,000	82,203,479
2% 8/15/25	73,695,000	74,955,876
2% 11/15/26	87,234,000	88,808,302
2.125% 5/15/25	89,031,000	91,114,187
2.125% 5/31/26	46,445,000	47,595,239
2.25% 12/31/24	45,601,000	46,922,717
2.25% 11/15/25	74,866,200	77,188,222
2.25% 3/31/26	39,999,000	41,288,030
2.25% 2/15/27	81,550,000	84,426,549
2.25% 8/15/27	73,693,000	76,407,551
2.25% 11/15/27	87,230,000	90,507,939
2.375% 4/30/26	44,618,000	46,397,491
2.375% 5/15/27	95,401,000	99,697,771
2.375% 5/15/29	99,067,000	104,128,705
2.5% 1/31/25	26,290,000	27,383,705
2.5% 2/28/26	45,806,000	47,944,210
2.625% 3/31/25	48,639,000	50,998,751
2.625% 12/31/25	44,143,000	46,486,373
2.625% 1/31/26	45,647,000	48,093,394
2.625% 2/15/29	92,375,000	99,018,061
2.75% 2/28/25	36,406,000	38,402,642
2.75% 6/30/25	51,028,000	53,934,204
2.75% 8/31/25	39,190,000	41,458,733
2.75% 2/15/28	77,407,000	83,321,379
2.875% 4/30/25	38,842,000	41,260,521
2.875% 5/31/25	41,248,000	43,842,112
2.875% 7/31/25	34,489,000	36,707,882
2.875% 11/30/25	45,356,000	48,387,411
2.875% 5/15/28	90,414,000	98,353,479
2.875% 8/15/28	105,565,000	115,003,997
3% 9/30/25	45,057,000	48,313,072
3% 10/31/25	38,712,000	41,544,327
3.125% 11/15/28	102,559,000	114,036,794
		2,892,092,730
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,786,699,334)		2,892,092,730
	Shares	Value

Money Market Funds - 0.5%
Fidelity Cash Central Fund 1.61% (b)
(Cost $13,742,183)	13,743,262	13,746,010
	Maturity Amount	Value

Repurchase Agreements - 1.9%
Investments in repurchase agreements in a joint trading account at 1.69%, dated 11/29/19 due 12/2/19 (Collateralized by U.S. Government Obligations) # (c)
(Cost $53,609,000)	53,616,550	53,609,000
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $2,854,050,517)		2,959,447,740
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(53,873,992)
NET ASSETS - 100%		$2,905,573,748

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$72,337
Total	$72,337

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement/ Counterparty	Value
$53,609,000 due 12/2/19 at 1.69%
J.P. Morgan Securities, Inc.	$53,609,000

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.